Income Taxes (Details 2) - USD ($) $ in Thousands	Jul. 03, 2016	Jun. 28, 2015
Deferred income taxes:
Unrecognized pension and postretirement benefit plan liabilities	$ 14,579	$ 11,125
Accrued warranty	1,376	3,250
Payroll-related accruals	2,108	2,314
Customer sales concession reserve		1,465
Stock-based compensation	1,258	928
Inventory reserve	873	722
Environmental reserve	505	512
Repair and maintenance supply parts reserve	259	229
Allowance for doubtful accounts	185	185
NOL/credit carry-forwards	145	105
Postretirement obligations	(227)	(63)
Accumulated depreciation	(6,135)	(5,253)
Accrued pension obligations	(13,197)	(12,594)
Joint Ventures	1,706	481
Other	1,952	1,554
Deferred tax assets, net	$ 5,387	$ 4,960